SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	16 – 33
Office furniture and equipment	7 – 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Accounting Standards Update 606 [Member]
Schedule of Cumulative Effects of Applying New Accounting Pronouncements
The cumulative impact of applying the new guidance to all contracts with customers that were not substantially completed as of January 1, 2018 was recorded as an adjustment to retained earnings as of the adoption date. For further information see Note 2z. Select condensed consolidated balance sheet line items, which reflect the adoption of ASC No. 606, are as follows:

	As reported on December 31, 2017	Impact of adoption	As adjusted on January 1, 2018
ASSETS:
Trade receivables	$45,315	$769	$46,084
Prepaid expenses and other current assets	7,407	3,297	10,704
Prepaid expenses and other long-term assets	6,060	9,928	15,988
Deferred tax assets	19,343	(2,575)	16,768
LIABILITIES AND SHAREHOLDERS' EQUITY
Deferred revenues - current liabilities	66,986	(1,511)	65,475
Other long-term liabilities	5,954	1,419	7,373
Deferred revenues - long term liabilities	38,249	(1,238)	37,011
Retained earnings	$103,893	$12,749	$116,642

Current Period Impact:

Select condensed consolidated balance sheet line items, which reflect the adoption of ASC No. 606, are as follows:

	As of December 31, 2018
	As reported	Adjustments	Under ASC No. 605
ASSETS:
Trade receivables	$48,431	$(1,149)	$47,282
Prepaid expenses and other current assets	6,349	(389)	5,960
Prepaid expenses and other long-term assets	31,863	(26,269)	5,594
Deferred tax assets	23,481	4,585	28,066
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	13,271	(3,305)	9,966
Deferred revenues - current liabilities	92,375	2,308	94,683
Other long-term liabilities	6,268	(184)	6,084
Deferred revenues - long term liabilities	57,159	3,977	61,136
Retained earnings	$163,714	$(26,018)	$137,696

Select condensed consolidated statement of operations line items, which reflect the adoption of ASC No. 606, are as follows:

	As of December 31, 2018
	As reported	Adjustments	Under ASC No. 605

Revenue:
License	$192,514	$(5,169)	$187,345
Maintenance and professional services	150,685	241	150,926
Operating expenses:
Sales and marketing	148,290	12,760	161,050

Taxes on income	(4,771)	4,419	(352)
Net income	47,072	(13,269)	33,803
Basic net income per ordinary share	$1.30	$(0.37)	$0.93
Diluted net income per ordinary share	$1.27	$(0.36)	$0.91

Select condensed consolidated statement of cash flows line items, which reflect the adoption of ASC No. 606, are as follows:

	Year Ended December 31, 2018
	As reported	Adjustments	Under ASC No. 605

Cash flows from operating activities:
Net income	$47,072	$(13,269)	$33,803
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes, net	(7,056)	(2,010)	(9,066)
Increase in trade receivables	(3,116)	380	(2,736)
Decrease (increase) in prepaid expenses and other current and long-term assets	(11,893)	14,668	2,775
Increase (decrease) in accrued expenses and other current and long-term liabilities	2,114	(3,305)	(1,191)
Increase in short-term and long-term deferred revenues	47,818	3,536	51,354
Net cash provided by operating activities	$130,125	$-	$130,125

Accounting Standards Update 2016-18 [Member]
Schedule of Cumulative Effects of Applying New Accounting Pronouncements
As a result of the adoption of ASU 2016-18, the Company adjusted the previously reported consolidated statement of cash flows for the years ended December 31, 2016 and 2017 as follows:

	Year ended December 31, 2017
	As previously reported	Adjustments	As Adjusted

Investment in short and long-term deposits	$(20,722)	$61	$(20,661)
Net cash used in investing activities	(95,057)	61	(94,996)
Decrease in cash, cash equivalents and restricted cash	(11,696)	61	(11,635)
Cash, cash equivalents and restricted cash at the beginning of the year	172,957	1,199	174,156

Cash, cash equivalents and restricted cash at the end of the year	$161,261	$1,260	$162,521

	Year ended December 31, 2016
	As previously reported	Adjustments	As Adjusted

Investment in short and long-term deposits	$(82,940)	$(372)	$(83,312)
Net cash used in investing activities	(121,861)	(372)	(122,233)
Decrease in cash, cash equivalents and restricted cash	(61,582)	(372)	(61,954)
Cash, cash equivalents and restricted cash at the beginning of the year	234,539	1,571	236,110

Cash, cash equivalents and restricted cash at the end of the year	$172,957	$1,199	$174,156